Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,513)	$ (19,862)	$ (32,304)	$ (29,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		701	1,058	1,256
Impairment	349		349
Interest (income) expense	54	(31)	2	(31)
Net gain on sale of long-term assets	(423)
Net changes in operating leases		(266)	(321)	46
Interest expenses on leases				(2)
Exchange losses (gain) on cash and cash equivalents and restricted cash	(2)	141	47	(15)
Changes in accrued liability for employee rights upon retirement	(99)	27	(22)	11
Share-based compensation	298	2,058	2,555	1,968
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	786	191	809	(219)
Decrease in trade receivables				129
Increase (decrease) in accounts payable:
Trade	(254)	(995)	(3,523)	2,371
Other (including other non-current liability)	(1,246)	160	763	193
Decrease in deferred revenue		(176)	(658)	(771)
Net cash used in operating activities	(4,050)	(18,052)	(31,594)	(24,984)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(843)	(812)	(1,465)
Proceeds from the sale of long-term assets	7,286
Investment in short-term bank deposits		(3,000)	(3,000)	(51,109)
Maturity of short-term bank deposits	3,000	15,108	31,108	37,085
Net cash provided by investing activities	10,286	11,265	27,296	(15,489)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	1		22	33,155
Issuance costs				(2,202)
Proceeds from issuance of ordinary shares subject to possible redemption				1,598
Proceeds from exercised warrants				16,662
Finance lease payments				(104)
Net cash provided by financing activities	1		22	49,109
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	6,237	(6,787)	(4,276)	8,636
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	18,025	22,348	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	2	(141)	(47)	15
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	24,264	15,420	18,025	22,348
SUPPLEMENTARY INFORMATION OF INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Non cash activity - Purchase of property and equipment in payables				6
Right of use assets obtained in exchange for new operating lease liabilities				240
Purchase of property and equipment in payables		(11)		(11)
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	24,264	15,060	17,665	21,986
Restricted cash included in current assets			360
Restricted bank deposits included in non-current assets		360		362
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	24,264	15,420	18,025	22,348
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Reclassification of ordinary shares subject to possible redemption into ordinary shares		1,598
Interest received	74	86	225	141
Interest paid		$ (2)		$ (2)